4. Premises and Equipment (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Premises And Equipment Details Narrative Abstract
Depreciation expense	$ 2,300	$ 2,100	$ 2,100